UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21958

Exact name of registrant as specified in	DGHM Investment Trust
charter:

Address of principal executive offices:	8730 Stony Point Parkway, Suite
205
Richmond, VA 23235

Name and address of agent for service:	The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801

with a copy to:
John H. Lively
The Law Offices of John H. Lively
& Associates, Inc.
A member firm of The 1940 Act
Law GroupTM
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66221

Registrant’s telephone number, including area code:	800-653-2839

Date of fiscal year end:	Last day of February

Date of reporting period:	August 31, 2012

Item #1. Reports to Stockholders.

Dalton, Greiner, Hartman, Maher & Co., LLC
A Boston Private Wealth Management Company

DGHM INVESTMENT TRUST

Semi-Annual Report to Shareholders
(unaudited)

DGHM ALL-CAP VALUE FUND
DGHM V2000 SMALLCAP VALUE FUND

For the six months ended August 31, 2012

DGHM INVESTMENT TRUST
TABLE OF CONTENTS

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2012
(unaudited)

		% of
Number		Net	Fair
of Shares	Security Description	Assets	Value

	COMMON STOCKS	98.03%

	AEROSPACE/DEFENSE	2.29%
37,186	General Dynamics Corporation		$2,436,055

	BANKS	2.89%
257,120	People’s United Financial Inc.		3,077,726

	COMPUTERS	5.26%
80,765	Akamai Technologies, Inc.*		3,029,495
13,214	International Business Machines Corporation		2,574,748

			5,604,243

	DIVERSIFIED FINANCIAL SERVICES	15.76%
53,346	AON Corp.		2,771,858
65,320	CIT Group Inc.*		2,466,483
107,620	Invesco Limited		2,548,442
93,324	JPMorgan Chase & Co.		3,466,054
357,740	KeyCorp		3,015,748
60,410	State Street Corp.		2,513,056

			16,781,641

	HEALTHCARE	8.45%
59,650	Baxter International Inc.		3,500,262
78,910	Parexel International Corp.		2,271,819
60,625	Stryker Corp.		3,228,888

			9,000,969

	INSURANCE	5.48%
34,247	ACE Limited		2,525,031
142,420	Lincoln National Corp.		3,306,992

			5,832,023

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2012
(unaudited)

		% of
Number		Net	Fair
of Shares	Security Description	Assets	Value

	INTEGRATED UTILITIES	7.32%
49,600	DTE Energy Co.		$2,896,640
95,110	Southwestern Energy Co.*		2,960,774
61,100	Public Service Enterprise Group Inc.		1,934,426

			7,791,840

	MEDIA	6.54%
47,624	The DIRECTV Group, Inc. Class A*		2,480,734
53,591	Omnicom Group, Inc.		2,752,970
35,143	John Wiley & Sons, Inc.		1,733,956

			6,967,660

	MINING	2.06%
60,730	Freeport-McMoRan Copper & Gold Inc.		2,192,960

	MISCELLANEOUS MANUFACTURING	12.51%
30,702	3M Company		2,843,005
70,670	Analog Devices, Inc.		2,808,426
36,447	Becton, Dickinson and Co.		2,769,243
42,870	Dover Corp.		2,478,315
51,163	Rockwood Holdings Inc.		2,422,056

			13,321,045

	OIL & GAS SERVICES	7.75%
55,430	Devon Energy Corp.		3,205,517
35,337	Pioneer Natural Resources Co.		3,440,410
56,913	Vectren Corp.		1,605,516

			8,251,443

	REAL ESTATE INVESTMENT TRUST	3.11%
44,881	Alexandria Real Estate Equities, Inc.		3,316,706

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2012
(unaudited)

		% of
Number		Net	Fair
of Shares	Security Description	Assets	Value

	RETAIL	6.92%
123,139	Best Buy Co., Inc.		$2,184,486
143,280	Chico’s FAS, Inc.		2,713,723
158,110	Safeway Inc.		2,474,422

			7,372,631

	TELECOMMUNICATIONS	3.41%
99,080	AT&T Inc.		3,630,291

	TRANSPORTATION	8.28%
87,807	Thor Industries, Inc.		2,760,652
74,192	Tidewater Inc.		3,518,927
34,440	United Parcel Service, Inc. “B”		2,542,016

			8,821,595

	TOTAL COMMON STOCKS
	(Cost: $97,690,964)	98.03%	104,398,828

	INVESTMENT COMPANIES	1.85%
	WFA Treasury Plus Money Market Fund 0.1%**
1,965,469	(Cost: $1,965,469)		1,965,469

	TOTAL INVESTMENTS:
	(Cost: $99,656,433)	99.88%	106,364,297
	Other assets, net of liabilities	0.12%	129,188

	NET ASSETS	100.00%	$106,493,485

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related balance sheet).

**Effective 7 day yield as of August 31, 2012

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2012
(unaudited)

Number
of		% of Net	Fair
Shares	Security Description	Assets	Value

	COMMON STOCKS	89.72%

	BANKS	13.46%
402	Associated Banc-Corp.		$5,210
307	Colony Financial Inc.		5,897
98	Community Trust Bancorp, Inc.		3,371
579	National Penn Bancshares, Inc.		5,153
475	Old National Bancorp		6,270
385	Provident Financial Services		5,944
246	Sandy Spring Bancorp, Inc.		4,512
199	Webster Financial Corp.		4,235
212	WesBanco, Inc.		4,308

			44,900

	CHEMICALS	1.80%
380	PolyOne Corp.		5,996

	COMMERCIAL SERVICES	1.30%
93	Steiner Leisure Ltd.*		4,347

	COMPUTERS/SOFTWARE/DATA	5.40%
306	Acxiom Corp.*		5,221
360	Qlogic Corp.*		4,381
118	Quest Software, Inc.*		3,298
378	Sykes Enterprise, Inc.*		5,099

			17,999

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2012
(unaudited)

Number
of		% of Net	Fair
Shares	Security Description	Assets	Value

	DIVERSIFIED REAL ESTATE INVESTMENTS	10.18%
269	BioMed Realty Trust, Inc.		$4,985
235	Colonial Properties Trust		5,151
677	Cousins Properties, Inc.		5,409
39	Gaylord Entertainment Co.*		1,581
338	Glimcher Realty Trust		3,542
852	Hersha Hospitality Trust		4,243
129	Koppers Holdings, Inc.		4,181
106	Sun Communities, Inc.		4,856

			33,948

	FINANCE	1.33%
576	Global Cash Access Holdings, Inc.*		4,418

	HEALTHCARE	2.87%
210	ICON PLC ADR*		4,813
86	ICU Medical, Inc.*		4,773

			9,586

	INSURANCE	7.06%
263	Alterra Capital Holdings Ltd.		6,041
371	First American Financial Corp.		7,149
156	Hanover Insurance Group Inc.		5,568
521	Maiden Holdings Ltd.		4,783

			23,541

	INVESTMENT SERVICES	1.23%
91	GAMCO Investors, Inc.		4,104

	MEDIA	1.40%
153	Scholastic Corp.		4,674

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2012
(unaudited)

Number
of		% of Net	Fair
Shares	Security Description	Assets	Value

	MISCELLANEOUS MANUFACTURING	12.95%
168	Beacon Roofing Supply, Inc.		$4,728
148	Brady Corp. Class A		4,156
71	Cytec Industries Inc.		4,861
377	Electro Scientific Industries, Inc.		4,622
203	EMCOR Group, Inc.		5,609
331	Herman Miller, Inc.		6,474
88	Mueller Industries, Inc.		3,793
35	NACCO Industries, Inc. Class A		3,724
220	NetScout systems, Inc.*		5,225

			43,192

	OIL & GAS SERVICES	5.69%
137	Berry Petroleum Co. Class A		5,047
235	Comstock Resources, Inc.*		3,875
243	Rex Energy Corp.*		3,011
113	Swift Energy Co.*		2,202
172	Vectren Corp.		4,852

			18,987

	RESEARCH	1.51%
175	Parexel International Corp.		5,038

	RETAIL	7.71%
127	The Cato Corp. “A”		3,730
463	Chico’s FAS, Inc.		8,769
80	Papa John’s International, Inc.*		4,119
122	Rue21, Inc.*		3,454
134	Weis Markets, Inc.		5,648

			25,720

	SEMI-CONDUCTOR	0.93%
793	Lattice Semiconductor Corp.*		3,085

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2012
(unaudited)

Number
of		% of Net	Fair
Shares	Security Description	Assets	Value

	STEEL	1.39%
90	Reliance Steel & Aluminum Co.		$4,629

	TECHNOLOGY	3.59%
102	Anixter International Inc.		6,133
318	Booz Allen Hamilton Holding Corp.		5,839

			11,972

	TRANSPORTATION	5.76%
432	Heartland Express, Inc.		5,625
248	Thor Industries, Inc.		7,797
260	Werner Enterprises, Inc.		5,785

			19,207

	UTILITIES	4.16%
116	Cleco Corp.		4,748
78	Pinnacle West Capital Corp.		4,007
191	Portland General Electric Co.		5,126

			13,881

	TOTAL COMMON STOCKS	89.72%
	(Cost: $276,418)		299,224

	TOTAL INVESTMENTS:
	(Cost: $276,418)	89.72%	299,224
	Other assets, net of liabilities	10.28%	34,293

	NET ASSETS	100.00%	$333,517

*Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related balance sheet).

See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
At August 31, 2012 (unaudited)

		DGHM
	DGHM All-	V2000
	Cap Value	SmallCap
	Fund	Value Fund

ASSETS
Investments at fair value (identified cost of $99,656,433 and $276,418, respectively) (Note 1)	$106,364,297	$299,224
Receivable for investments sold	315,363	21,799
Receivable for capital stock sold	67,584	10,000
Dividends receivable	194,749	370
Interest receivable	15	-
Due from advisor	-	3,777
Prepaid expenses	85,042	4,949

TOTAL ASSETS	107,027,050	340,119

LIABILITIES
Liabilities in excess of bank balance	-	2,490
Payable for securities purchased	412,379	1,773
Payable for capital stock redeemed	42,699	-
Accrued investment management fees	60,493	-
Accrued 12b-1 fees	9,351	115
Accrued administration, accounting and transfer agent fees	6,620	1,083
Other accrued expenses	2,023	1,141

TOTAL LIABILITIES	533,565	6,602

NET ASSETS	$106,493,485	$333,517

Net Assets Consist of:
Paid-in-capital applicable to 9,784,310 and 41,357 no par value shares of beneficial interest outstanding, respectively	$100,550,485	$308,421
Accumulated net investment income (loss)	845,222	2,887
Accumulated net realized gain (loss) on investments	(1,610,086)	(597)
Net unrealized appreciation (depreciation) of investments	6,707,864	22,806

Net Assets	$106,493,485	$333,517

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Class ($65,561,608 / 6,018,332 shares
outstanding and $167,692 / 21,139 shares outstanding, respectively)	$10.89	$7.93

Class C (a) ($4,587,660 / 433,020 shares outstanding)	$10.59	N/A

Institutional Class ($36,344,217 / 3,332,958
shares outstanding and $165,825 /20,218 shares outstanding, respectively)	$10.90	$8.20

(a) May be subject to a contingent deferred sales charge if redeemed within one year of purchase (see Note 1)

See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the six months ended August 31, 2012 (unaudited)

		DGHM
		V2000
	DGHM All-	SmallCap
	Cap Value	Value
	Fund	Fund

INVESTMENT INCOME
Dividend	$1,516,598	$5,694
Interest	148	1

Total investment income	1,516,746	5,695

EXPENSES
Investment management fees (Note 2)	410,869	1,303
12b-1 fees (Note 2)
Investor Class	88,707	122
Class C	23,156	-
Recordkeeping and administrative services (Note 2)	55,590	4,999
Accounting fees (Note 2)	31,605	4,999
Custodian fees	5,074	2,782
Transfer agent fees (Note 2)
Investor Class	23,806	1,209
Class C	2,312	-
Institutional Class	8,060	2,841
Professional fees	27,349	1,500
Filing and registration fees	27,019	3,000
Trustee fees	6,893	1,573
Compliance fees	10,285	-
Shareholder servicing and reports
Investor Class	15,810	77
Class C	908	-
Institutional Class	8,721	125
Other	29,885	355

Total expenses	776,049	24,885
Fee waivers and reimbursed expenses (Note 2)	-	(22,077)

Net Expenses	776,049	2,808

Net investment income (loss)	740,697	2,887

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(676,917)	3,285
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	(4,934,610)	4,156

Net realized and unrealized gain (loss) on investments	(5,611,527)	7,441

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$(4,870,830)	$10,328

See Notes to Financial Statements

DGHM INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

			DGHM V2000 SmallCap
	DGHM All-Cap Value Fund		Value Fund

	For the		For the
	Six Months		Six Months
	ended	For the	ended	For the
	August 31,	Year ended	August 31,	Year ended
	2012	February 29,	2012	February 29,
	(unaudited)	2012	(unaudited)	2012

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$740,697	$988,777	$2,887	$(1,085)
Net realized gain (loss) on investments	(676,917)	1,460,015	3,285	127,083
Change in net unrealized appreciation (depreciation) on investments	(4,934,610)	(3,681,521)	4,156	(139,941)

Increase (decrease) in net assets from operations	(4,870,830)	(1,232,729)	10,328	(13,943)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Investor Class	-	(420,103)	-	(2,858)
Institutional Class	-	(464,149)	-	(9,249)
Net realized gain
Investor Class	-	(676,148)	-	(23,167)
Class C	-	(43,005)	-	-
Institutional Class	-	(515,430)	-	(108,942)

Decrease in net assets from distributions	-	(2,118,835)	-	(144,216)

BENEFICIAL INTEREST TRANSACTIONS (Note 5)
Shares sold
Investor Class	5,231,740	29,935,397	106,700	28,553
Class C	275,789	1,305,593	-	-
Institutional Class	7,791,077	54,003,223	10,000	127,745
Distributions reinvested
Investor Class	-	929,237	-	26,024
Class C	-	38,964	-	-
Institutional Class	-	567,280	-	118,108
Shares redeemed
Investor Class	(12,861,604)	(23,902,502)	(19,123)	(210,858)
Class C	(394,966)	(1,012,844)	-	-
Institutional Class	(30,833,501)	(9,679,422)	(200,038)	(764,301)

Increase (decrease) in net
assets from beneficial
interest transactions	(30,791,465)	52,184,926	(102,461)	(674,729)

NET ASSETS
Increase (decrease) during period	(35,662,295)	48,833,362	(92,133)	(832,888)
Beginning of period	142,155,780	93,322,418	425,650	1,258,538

End of period (including undistributed net investment income (loss) of $845,222, $2,887, $104,525 and $-, respectively)	$106,493,485	$142,155,780	$333,517	$425,650

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Investor Class Shares

	Six Months									Period
	Ended									June 20, 2007*
	August 31,		Year ended							To
	2012		February 29,		Year ended February 28,					February 29,

	(unaudited)		2012		2011		2010	2009		2008

Net asset value, beginning of period	$11.13		$11.60		$9.44		$6.26	$9.26		$10.00

Investment activities
Net investment income (loss)	0.06	(C)	0.08	(C)	-	(B)(C)	0.01	0.02		0.01
Net realized and unrealized gain (loss) on
investments	(0.30)		(0.39)		2.16		3.19	(3.01)		(0.75)

Total from investment activities	(0.24)		(0.31)		2.16		3.20	(2.99)		(0.74)

Distributions
Net investment income	-		(0.06)		-		-	-		-
Net realized gain	-		(0.10)		-	(B)	(0.02)	(0.01)		-

Total distributions	-		(0.16)		-		(0.02)	(0.01)		-

Net asset value, end of period	$10.89		$11.13		$11.60		$9.44	$6.26		$9.26

Total Return	(2.16%	)***	(2.56%	)	22.89%		51.17%	(32.26%	)	(7.40%	)***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	1.32%	**	1.30%		1.47%		1.71%	1.75%	(A)	1.75%	**(A)
Net investment income (loss)	1.08%	**	0.74%		0.04%		0.19%	0.71%	(A)	0.20%	**(A)
Portfolio turnover rate	30.93%	***	49.53%		53.05%		101.89%	90.97%		80.71%	***
Net assets, end of period (000’s)	$65,562		$75,004		$71,124		$43,669	$32,223		$2,066

* Commencement of operations

** Annualized

*** Not annualized

(A) Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009 and by 6.77% for the period June 20, 2007 to February 29, 2008. The ratios reflect the effect of the management fee waivers and reimbursement of expenses.

(B) Less than $0.01 per share

(C) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Class C Shares

	Six Months										Period
	Ended										June 20, 2007*
	August 31,		Year ended								To
	2012		February 29,		Year ended February 28,						February 29,

	(unaudited)		2012		2011		2010		2009		2008

Net asset value, beginning of period	$10.87		$11.36		$9.31		$6.20		$9.22		$10.00

Investment activities
Net investment income (loss)	0.02	(C)	-	(B)(C)	(0.07	)(C)	(0.04)		-	(B)	(0.03)
Net realized and unrealized gain (loss) on
investments	(0.30)		(0.39)		2.12		3.15		(3.02)		(0.75)

Total from investment activities	(0.28)		(0.39)		2.05		3.11		(3.02)		(0.78)

Distributions
Net investment income	-		-		-		-		-		-
Net realized gain	-		(0.10)		-		-		-		-

Total distributions	-		(0.10)		-		-		-		-

Net asset value, end of period	$10.59		$10.87		$11.36		$9.31		$6.20		$9.22

Total Return	(2.58%	)***	(3.37%	)	22.02%		50.16%		(32.75%	)	(7.80%	)***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	2.10%	**	2.08%		2.23%		2.46%		2.50	%(A)	2.50%	**(A)
Net investment income (loss)	0.30%	**	(0.04%	)	(0.69%	)	(0.56%	)	(0.04	%)(A)	(0.55%	)**(A)
Portfolio turnover rate	30.93%	***	49.53%		53.05%		101.89%		90.97%		80.71%	***
Net assets, end of period (000’s)	$4,588		$4,832		$4,713		$2,304		$1,446		$2,038

* Commencement of operations

** Annualized

*** Not annualized

(A) Management fee waivers and reimbursements of expenses reduced the expense ratio and increased net investment income ratio by 0.72% for the year ended February 28, 2009 and by 6.77% for the period June 20, 2007 to February 29, 2008. The ratios reflect the effect of the management fee waivers and reimbursement of expenses.

(B) Less than $0.01 per share

(C) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Six Months Ended
	August 31, 2012		Year ended		Period July 19, 2010*
	(unaudited)		February 29, 2012		To February 28, 2011

Net asset value, beginning of period	$11.13		$11.59		$9.33

Investment activities
Net investment income (loss)	0.07	(A)	0.11	(A)	0.03	(A)
Net realized and unrealized gain (loss) on investments	(0.30)		(0.38)		2.26

Total from investment activities	(0.23)		(0.27)		2.29

Distributions
Net investment income	-		(0.09)		-
Net realized gain	-		(0.10)		(0.03)

Total distributions	-		(0.19)		(0.03)

Net asset value, end of period	$10.90		$11.13		$11.59

Total Return	(2.07%	)***	(2.21%	)	24.55%	***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, net	1.02%	**	1.01%		1.11%	**
Net investment income (loss)	1.38%	**	1.03%		0.46%	**
Portfolio turnover rate	30.93%	***	49.53%		53.05%	***
Net assets, end of period (000’s)	$36,344		$62,319		$17,486

* Commencement of operations

** Annualized

*** Not annualized

(A) Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Investor Class Shares

	Six Months Ended
	August 31, 2012		Year ended		Period June 30, 2010*
	(unaudited)		February 29, 2012		To February 28, 2011

Net asset value, beginning of period	$7.75		$12.92		$10.00

Investment activities
Net investment income (loss)	0.09	(A)	(0.05	)(A)	-	(A)(B)
Net realized and unrealized gain (loss) on investments	0.09		(0.74)		3.10

Total from investment activities	0.18		(0.79)		3.10

Distributions
Net investment income	-		(0.48)
Net realized gain	-		(3.90)		(0.18)

Total distributions	-		(4.38)		(0.18)

Net asset value, end of period	$7.93		$7.75		$12.92

Total Return	2.32%	***	(3.43%	)	31.05%	***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	15.48%	**	29.98%		15.71%	**
Expenses, net	1.90%	**	1.90%		1.90%	**
Net investment income (loss)	1.98%	**	(0.40%	)	0.07%	**
Portfolio turnover rate	67.81%	***	58.38%		33.60%	***
Net assets, end of period (000’s)	$168		$75		$260

* Commencement of operations

** Annualized

*** Not annualized

(A) Per share amounts calculated using the average number of shares outstanding.

(B) Less than $0.01 per share

See Notes to Financial Statements

DGHM V2000 SMALLCAP VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Six Months Ended
	August 31, 2012		Year ended		Period June 30, 2010*
	(unaudited)		February 29, 2012		To February 28, 2011

Net asset value, beginning of period	$8.01		$13.01		$10.00

Investment activities
Net investment income (loss)	0.06	(A)	(0.02	)(A)	0.02	(A)(B)
Net realized and unrealized gain (loss) on investments	0.13		(0.75)		3.20

Total from investment activities	0.19		(0.77)		3.22

Distributions
Net investment income	-		(0.33)		(0.03)
Net realized gain	-		(3.90)		(0.18)

Total distributions	-		(4.23)		(0.21)

Net asset value, end of period	$8.20		$8.01		$13.01

Total Return	2.37%	***	(3.34%	)	32.24%	***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	15.18%	**	29.74%		15.46%	**
Expenses, net	1.65%	**	1.65%		1.65%	**
Net investment income (loss)	1.68%	**	0.15%		0.32%	**
Portfolio turnover rate	67.81%	***	58.38%		33.60%	***
Net assets, end of period (000’s)	$166		$351		$998

* Commencement of operations

** Annualized

*** Not annualized

(A) Per share amounts calculated using the average number of shares outstanding.

(B) Less than $0.01 per share

See Notes to Financial Statements

DGHM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
August 31, 2012 (unaudited)

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the “Funds”) are series of the DGHM Investment Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. The DGHM All-Cap Value (“All-Cap Fund”) and DGHM V2000 SmallCap Value (“SmallCap Fund”) Funds commenced operations on June 20, 2007 and June 30, 2010, respectively.

The investment objectives of the Funds are to provide long-term capital appreciation through investments that Dalton, Greiner, Hartman, Maher & Co., LLC, the Funds’ investment advisor (“Advisor”), believes are undervalued.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2012:

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
All-Cap Fund
Common Stocks	$104,398,828	$-	$-	$104,398,828
Investment
Companies	1,965,469	-	-	1,965,469

	$106,364,297	$-	$-	$106,364,297

SmallCap Fund
Common Stocks	$ 299,224	$-	$-	$ 299,224

Refer to the Funds’ Schedules of Investments for a listing of securities by security type and industry. The Funds held no Level 3 securities at any time during the period. There were no transfers between levels during the six months ended August 31, 2012.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2012 tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The All-Cap Fund’s Federal tax returns filed in the three-year period ended February 29, 2012 and the SmallCap Fund’s Federal tax return for the period ended February 28, 2011 remain subject to examination by the Internal Revenue Service. Interest and penalties, if any, associated with any federal or state income tax obligations, are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of August 31, 2012, there were no such reclassifications in the All-Cap Fund or the SmallCap Fund.

Class Net Asset Values and Expenses

Each Fund can offer three classes of shares: Investor Shares, Class C and Institutional Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Class C shares are subject to a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C shares automatically convert into Investor Shares after seven years. As of August 31, 2012, there were no Class C shares of SmallCap Fund outstanding.

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Advisor provides investment advisory services for an annual fee of 0.65% on the average daily net assets of the All-Cap Fund and 0.80% on the average daily net assets of the SmallCap Fund. For the six months ended August 31, 2012, the Advisor earned $410,869 in advisory fees from the All-Cap Fund. As of August 31, 2012, the Advisor was due $60,493 from the All-Cap Fund. For the six months ended August 31, 2012, the Advisor earned and waived $1,303 in advisory fees from the SmallCap Fund.

In the interest of limiting the operating expenses of the Funds, the Advisor has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds through June 30, 2013, if necessary, in amounts that limit the Funds’ total operating expenses to 1.50% and 1.65% of average daily net assets of the All-Cap Fund and the SmallCap Fund, respectively. The limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 of the 1940 Act. In determining each Fund’s total operating expenses, expenses that the Fund would have incurred but did not actually pay because of expense offset or brokerage/services arrangements shall be added to the aggregate expenses so as not to benefit the Advisor. Additionally, fees reimbursed to the Funds relating to brokerage/services arrangements shall not be taken into account in determining the Funds’ total operating expenses so as to benefit the Advisor. Finally, these expense limitation arrangements exclude any “acquired fund fees and expenses” as that term is described in the prospectus of the Funds. In addition, the Advisor may be entitled to reimbursement of fees waived or remitted by the Advisor to the Funds after March 1, 2009. The total amount of reimbursement shall be the sum of all fees previously waived or reduced by the Advisor and all other payments remitted by the Advisor to the Funds during any of the previous three fiscal years (beginning March 1, 2009), less any reimbursement previously paid by the Funds to the Advisor with respect to such waivers, reductions and payments. Amounts reimbursed may not cause the Funds to exceed expense limits that were in place at the time such fees and expenses were waived and/or reimbursed. As of August 31, 2012, there were no fee waivers or reimbursements eligible for reimbursement to the Advisor pertaining to the All-Cap Fund. For the six months ended August 31, 2012, the Advisor earned and waived $1,303 in advisory fees and reimbursed expenses of $20,774 for the SmallCap Fund. At August 31, 2012, the Fund was due $3,777 from the Advisor. The total amount of recoverable reimbursements as of August 31, 2012 was $236,647 and expires as follows:

2014	$ 75,763
2015	138,807
2016	22,077

$236,647

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Shares and up to 1.00% of the average daily net assets of the Funds’ Class C Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the Investor Shares is a service fee. The 1.00% fee for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. The All-Cap Fund incurred $88,707 and $23,156, in 12b-1 fees under the Plans with respect to Investor Shares and Class C Shares, respectively, for the six months ended August 31, 2012. The SmallCap Fund incurred $122 in 12b-1 fees under the Plans with respect to Investor Shares for the six months ended August 31, 2012.

First Dominion Capital Corporation (the “FDCC”) acts as the Funds’ principal underwriter and distributor. For the six months ended August 31, 2012, FDCC received no commissions or underwriting fees from the sale of the Funds’ shares. In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 1% of Class C share redemptions occurring within one six months of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the six months ended August 31, 2012, FDCC received $604 in CDSC fees.

Commonwealth Shareholder Services, Inc. (“CSS”) provides shareholder, recordkeeping, administrative and blue-sky filing services as the administrative agent for the Funds. For such administrative services, CSS receives 0.10% per annum of average daily net assets of the Funds on the first $75 million and 0.07% per annum of the average daily net assets over $75 million subject to a $20,000 minimum per year. For the six months ended August 31, 2012, CSS earned $55,590 for its services and at August 31, 2012, was due $4,171 from the All-Cap Fund. For the six months ended August 31, 2012, CSS earned $4,999 for its services and at August 31, 2012, was due $291 from the SmallCap Fund.

Commonwealth Fund Services, Inc. (“CFSI”) is the Funds’ transfer and dividend disbursing agent. For such services, CFSI receives the greater of a basis point charge or a per-account charge, subject to a $15,000 minimum per year. CFSI earned $34,178 for its services for the six months ended August 31, 2012 from the All Cap Fund. CFSI earned $4,050 for its services for the six months ended August 31, 2012 and at August 31, 2012, was due $607 from the SmallCap Fund.

Commonwealth Fund Accounting (“CFA”) is the Funds’ pricing agent. CFA earned $31,605 for its services for the six months ended August 31, 2012 and at August 31, 2012, was due $2,449 from the All-Cap Fund. CFA earned $4,999 for its services for the six months ended August 31, 2012 and at August 31, 2012, was due $185 from the SmallCap Fund.

One Trustee and certain officers of the Trust are also officers of the Advisor. One officer of the Fund is also an officer and/or director of FDCC, CSS, CFA and CFSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended August 31, 2012, were $38,268,390 and $64,057,709, respectively for the All-Cap Fund. The cost of purchases and proceeds from the sales of securities other than short-term notes for the six months ended August 31, 2012, were $212,609 and $305,082, respectively for the SmallCap Fund.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the six months ended August 31, 2012 and the year ended February 29, 2012 were as follows:

	All-Cap Fund		SmallCap Fund

	Six month ended		Six month ended
	August 31, 2012	Year ended	August 31, 2012	Year ended
	(unaudited)	February 29, 2012	(unaudited)	February 29, 2012

Distributions paid from:
Ordinary income	$ -	$ 884,252	$ -	$142,707
Capital gains	-	1,234,583	-	1,509

	$ -	$2,118,835	$ -	$144,216

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

	All-Cap Fund	SmallCap Fund

Accumulated net investment income (loss)
	$845,222	$2,887
Accumulated net realized gain (loss)
on investments	(1,610,086)	(597)
Unrealized appreciation
(depreciation)	6,707,864	22,806

	$5,943,000	$25,096

Cost of securities for Federal Income tax purpose is $99,656,433 for All-Cap Fund and $276,417 for SmallCap Fund and the related tax-based net unrealized appreciation (depreciation) consists of:

	All-Cap Fund	SmallCap Fund

Gross unrealized appreciation	$11,011,704	$29,209
Gross unrealized depreciation	(4,303,840)	(6,403)

Net unrealized appreciation
(depreciation)	$6,707,864	$22,806

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFCIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	All-Cap Fund

	Six months ended August 31, 2012 (unaudited)

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	481,641	$5,231,740	26,418	$275,789	721,529	$7,791,077
Shares reinvested	-	-	-	-	-	-
Shares redeemed	(1,200,303)	(12,861,604)	(37,871)	(394,966)	(2,989,058)	(30,833,501)

Net increase (decrease)	(718,662)	$(7,629,864)	(11,453)	$(119,177)	(2,267,529)	$(23,042,424)

	All-Cap Fund

	Year ended February 29, 2012

	Investor Class		Class C		Institutional Class

	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,748,851	$29,935,397	120,055	$1,305,593	4,959,749	$54,003,223
Shares reinvested	90,632	929,237	3,889	38,964	55,398	567,280
Shares redeemed	(2,232,458)	(23,902,502)	(94,370)	(1,012,844)	(922,865)	(9,679,422)

Net increase (decrease)	607,025	$6,962,132	29,574	$331,713	4,092,282	$44,891,081

	SmallCap Fund

	Six months ended August 31, 2012 (unaudited)

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	13,882	$106,700	1,232	$10,000
Shares reinvested	-	-	-	-
Shares redeemed	(2,409)	(19,123)	(24,819)	(200,038)

Net increase (decrease)	11,473	$87,577	(23,587)	$(190,038)

	SmallCap Fund

	Year ended February 29, 2012

	Investor Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	2,379	$28,553	9,834	$127,745
Shares reinvested	3,620	26,024	15,896	118,108
Shares redeemed	(16,486)	(210,858)	(58,665)	(764,301)

Net increase (decrease)	(10,487)	$(156,279)	(32,935)	$(518,448)

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

NOTE 7 – RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Auditing Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the balance sheet through the date these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

DGHM INVESTMENT TRUST (the “Trust”)
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, (1) upon request, by calling 1-800-653-2839 and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (1) upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DGHM INVESTMENT TRUST (unaudited)
FUND EXPENSES (unaudited)

Fund Expenses Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase (Class C shares in DGHM All-Cap Value Fund) and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, March 1, 2012, and held for the six months ended August 31, 2012.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DGHM ALL-CAP VALUE FUND

INVESTOR CLASS	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 through August 31, 2012
Actual	$1,000.00	$978.40	$6.58
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.72

CLASS C	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 through August 31, 2012
Actual	$1,000.00	$974.20	$10.45
Hypothetical (5% return before expenses)	$1,000.00	$1,014.50	$10.66

INSTITUTIONAL CLASS	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 through August 31, 2012
Actual	$1,000.00	$979.30	$5.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.19

* - Expenses are equal to the Fund’s annualized expense ratio of 1.32% for Investor Class, 2.10% for Class C and 1.02% for Institutional Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

DGHM V2000 SMALLCAP VALUE FUND

INVESTOR CLASS	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 through August 31, 2012
Actual	$1,000.00	$1,023.20	$9.69
Hypothetical (5% return before expenses)	$1,000.00	$1,016.00	$9.15

INSTITUTIONAL CLASS	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 through August 31, 2012
Actual	$1,000.00	$1,023.70	$8.42
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	$7.88

* - Expenses are equal to the Fund’s annualized expense ratio of 1.90% for Investor Class and 1.65% for Institutional Class, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Adviser:

Dalton, Greiner, Hartman, Maher & Co., LLC
565 Fifth Avenue, Suite 2101
New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, Pennsylvania 19103

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent:

For account information, wire purchase or redemptions, call or write to DGHM Investment Trust’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 653-2839 (Toll Free)

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by the report that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of ethics. Not applicable when filing a semi-annual report to shareholders.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	DGHM Investment Trust

By: /s/ Jeffrey C. Baker
Jeffrey C. Baker
President and Principal Executive Officer

Date: November 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey C. Baker
Jeffrey C. Baker
President and Principal Executive Officer,
DGHM Investment Trust

Date:	November 9, 2012

By:	/s/ Thomas F. Gibson
Thomas F. Gibson
Principal Financial Officer,
DGHM Investment Trust

Date:	November 9, 2012